         As filed with the Securities and Exchange Commission on [date]




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-9067
                                                      --------

                       KIRR, MARBACH PARTNERS FUNDS, INC.
                       ----------------------------------
               (Exact name of registrant as specified in charter)



                    621 WASHINGTON STREET, COLUMBUS, IN 47202
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)



    KIRR, MARBACH & COMPANY, LLC, 621 WASHINGTON STREET, COLUMBUS, IN 47202
    -----------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (812) 376-9444
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30, 2005
                         ------------------

Date of reporting period:  SEPTEMBER 30, 2005
                           ------------------

Item 1. Report to Stockholders.

                             KIRR, MARBACH PARTNERS
                                   VALUE FUND

                                    KM & CO

                                                             -------------------
                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2005
                                                         www.kmpartnersfunds.com

                          (KM & CO COVER PAGE GRAPHIC)

                       (KIRR MARBACH PARTNERS VALUE FUND)

         "Doubt is not a pleasant condition, but certainty is absurd."
                          - Voltaire (Author and Philosopher)

November 30, 2005

DEAR FELLOW SHAREHOLDERS:

The U.S. equity market "climbed a wall of worry" in the twelve-months ended September 30, 2005, with the major market indices and the Kirr, Marbach Partners Value Fund ("Value Fund") posting solidly positive returns. Investors had to deal with the impact of the catastrophic destruction wrought by Hurricanes Katrina and Rita, soaring energy prices, fears of higher inflation and the Federal Reserve's clear resolve to stay its course of policy tightening (raising its target for federal funds to 4% on November 1, 2005, the twelfth consecutive 25 basis point increase in this cycle, which began June 30, 2004). An optimist might view the equity market's positive performance in spite of these negatives as a signal all of the bad news is priced into the market, which is poised to respond to any positive news. The pessimist might view the market's rise as a sign that investors just don't understand the negative implications and have just postponed the pain.

We can't predict the short- to intermediate-term any better than those who profess to that ability. We're cognizant of the very real risks, but also understand the market is a discounting mechanism that looks far beyond the next six to twelve months. The best thing we can do for shareholders is to continue doing what we've been doing; buying good businesses at a significant discount to intrinsic value, believing at some point down the road, the gap between intrinsic value and price should narrow, resulting in a good long-term investment.

Value Fund had a total return of 17.64% for its fiscal year ending September 30, 2005, while the Russell Midcap Index and S&P 500 Index had total returns of 25.10% and 12.25% for the same period, respectively. We attribute owning stocks of good companies with attractive valuations as the key to Value Fund's good absolute return for the fiscal year ending September 30, 2005. While Value Fund's performance was better than that of the S&P 500 Index for the period, it lagged behind that of the Russell Midcap Index. We try to buy good companies at cheap prices, a strategy akin to "buying straw hats in the winter." What this means to us as investors is the better values are likely to be found in those sectors currently out of favor with "the crowd." Until recently, stocks in the energy sector have had tremendous performance, tracking the underlying commodities, as portfolio managers have piled-into the sector, not wanting to risk being left behind. Value Fund's relative performance has been negatively impacted by our lack of exposure to this sector. As we've said before, we look at buying a stock as if we are buying the entire business. Energy businesses are typically highly capital-intensive and risky, where the payoff from today's investment is almost totally dependent on the price of a volatile commodity many years hence. In our eyes, these are not characteristics of a good business. That the stocks have done exceptionally well over the short-term doesn't change our long-term assessment.

We thank you for the trust and confidence you've placed in us. As we've mentioned before, we believe strongly in "eating our own cooking" and have a significant investment in Value Fund alongside you. We will continue to focus on generating good long-term performance for all of our fellow shareholders.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

    PERIODS ENDING      VALUE FUND (1)   RUSSELL MIDCAP (2)   S&P 500 (3)
SEPTEMBER 30, 2005 (4)   TOTAL RETURN          INDEX             INDEX
3-months                     +2.60%             +5.92%           +3.60%
9-months                     +4.83%            +10.07%           +2.77%
One-year                    +17.64%            +25.10%          +12.25%
Three-years                 +18.78%            +25.99%          +16.72%
Five-years                   +8.86%             +7.17%           -1.49%
Since Inception
  (December 31, 1998)        +8.82%             +9.77%           +1.52%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1-800-870-8039.

THE FUND IMPOSES A 1.00% REDEMPTION FEE ON SHARES HELD LESS THAN 30 DAYS.

(1) The performance data quoted assumes the reinvestment of capital gains and income distributions. Performance also reflects fee waivers in effect. In absence of fee waivers, total return would be reduced. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) The Russell Midcap Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for medium capitalization stocks. This Index cannot be invested in directly.

(3) The S&P 500 is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

(4) One-year, three-year, five-year and Since Inception returns are Average Annualized Returns.

Regards,

-s- Mark D. Foster                               -s- Mickey Kim
Mark D. Foster, CFA                              Mickey Kim, CFA
President                                        Vice-President, Treasurer and Secretary

VALUE FUND INVESTS IN FOREIGN SECURITIES, WHICH INVOLVES GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. VALUE FUND MAY ALSO INVEST IN SMALL- AND MEDIUM-CAPITALIZATION
COMPANIES, WHICH TEND TO HAVE MORE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

Please refer to the Schedule of Investments for complete fund holdings information.

Value Fund's holdings and sector weightings are subject to change and are not a recommendation to buy or sell any security.

Opinions expressed in this report are subject to change, are not guaranteed and should not be considered investment advice.

This material must be preceded or accompanied by a current Prospectus. Value Fund's investment objectives, risks, charges and expenses must be considered carefully before you invest or send money.

QUASAR DISTRIBUTORS, LLC IS THE DISTRIBUTOR FOR VALUE FUND. (11/05)

For further information about Value Fund and/or an account application, please call Craig Kessler at Value Fund at (812) 376-9444 or (800) 808-9444 or write to Value Fund at 621 Washington Street, Columbus, IN 47202-1729.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)
(GRAPH)

12/31/98                                                    10000.00                    10000.00
3/31/1999                                                   10040.00                    10498.00
9/30/1999                                                    9909.79                    10536.90
3/31/2000                                                   10395.60                    12381.90
9/30/2000                                                   11571.00                    11935.70
3/31/2001                                                   12143.70                     9696.37
9/30/2001                                                   11419.60                     8756.91
3/31/2002                                                   14016.60                     9720.16
9/30/2002                                                   10554.60                     6963.09
3/31/2003                                                   10851.40                     7312.93
9/30/2003                                                   13274.50                     8662.00
3/31/2004                                                   15313.00                     9881.00
9/30/2004                                                   15036.80                     9863.25
3/31/2005                                                   16757.20                    10542.00
9/30/2005                                                   17689.70                    11071.10

12/31/98                                                    10000.00
3/31/1999                                                    9953.00
9/30/1999                                                   10086.10
3/31/2000                                                   13016.90
9/30/2000                                                   13276.40
3/31/2001                                                   11457.00
9/30/2001                                                   10307.70
3/31/2002                                                   12594.00
9/30/2002                                                    9381.86
3/31/2003                                                    9884.95
9/30/2003                                                   12441.60
3/31/2004                                                   14909.00
9/30/2004                                                   14997.70
3/31/2005                                                   17003.70
9/30/2005                                                   18763.20

                                             AVERAGE ANNUAL RATE OF RETURN (%)
                                 ONE YEAR ENDED      FIVE YEARS ENDED    SINCE INCEPTION* TO
                               SEPTEMBER 30, 2005   SEPTEMBER 30, 2005   SEPTEMBER 30, 2005
KIRR MARBACH PARTNERS VALUE          17.64%                8.86%                8.82%
  FUND
RUSSELL MIDCAP INDEX**               25.10%                7.17%                9.77%
S&P 500***                           12.25%               -1.49%                1.52%

  * December 31, 1998

 ** The Russell Midcap Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for medium capitalization stocks. This index cannot be invested in directly.

*** The Standard & Poor's 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                      EXPENSE EXAMPLE - SEPTEMBER 30, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 - September 30, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a transaction fee equal to 1.00% of the net amount of the redemption if you redeem your shares within 30 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    BEGINNING        ENDING         EXPENSES PAID
                                  ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD
                                     4/1/05          9/30/05      4/1/05-9/30/05(1)
Actual                              $1,000.00       $1,055.70           $7.47
Hypothetical (5% return before
  expenses)                          1,000.00        1,017.80            7.33

(1) Expenses are equal to the Fund's annualized expense ratio after expense reimbursement of 1.45%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. The annualized expense ratio prior to expense reimbursement was 1.61%.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS:
Investments, at current value
  (cost $35,726,530)                 $  44,470,860
Dividends receivable                        63,623
Other assets                                 9,482
Interest receivable                          7,749
Receivable for Fund shares sold              1,627
                                     -------------
Total Assets                            44,553,341
                                     -------------

LIABILITIES:
Accrued expenses                            49,151
Payable to Adviser                          34,162
                                     -------------
Total Liabilities                           83,313
                                     -------------
NET ASSETS                           $  44,470,028
                                     =============

NET ASSETS CONSIST OF:
Capital stock                        $  33,411,845
Undistributed net investment
  income                                   134,017
Undistributed net realized gain on
  investments                            2,179,836
Net unrealized appreciation on
  investments                            8,744,330
                                     -------------
Total Net Assets                     $  44,470,028
                                     =============
Shares outstanding (500,000,000
  shares of $0.01 par value
  authorized)                            2,969,031
Net asset value, redemption price
  and offering price per share       $       14.98
                                     =============

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2005

INVESTMENT INCOME:
Dividend income
  (net of withholding tax of
  $31,381)                            $    843,608
Interest income                            104,421
                                      ------------
Total Investment Income                    948,029
                                      ------------
EXPENSES:
Investment Adviser fees                    431,659
Legal fees                                  69,220
Shareholder servicing fees                  37,220
Administration fees                         35,957
Fund accounting fees                        24,527
Federal and state registration fees         22,273
Distribution fees                           17,782
Audit fees                                  16,060
Custody fees                                15,908
Directors fees                              10,519
Reports to shareholders                      4,386
Other                                        6,997
                                      ------------
Total expenses before reimbursement        692,508
Less: Reimbursement from Investment
  Adviser                                  (66,602)
                                      ------------
Net Expenses                               625,906
                                      ------------

NET INVESTMENT INCOME                      322,123
                                      ------------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments         1,991,741
Change in unrealized appreciation/
  depreciation on investments            4,671,777
                                      ------------
Net realized and unrealized gain on
  investments                            6,663,518
                                      ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $  6,985,641
                                      ============

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED           YEAR ENDED
                                                            SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
                                                            ------------------   ------------------
OPERATIONS:
  Net investment income                                        $   322,123          $   238,437
  Net realized gain on investments                               1,991,741            4,872,312
  Change in unrealized appreciation/depreciation on
    investments                                                  4,671,777             (527,701)
                                                               -----------          -----------
  Net increase in net assets resulting from operations           6,985,641            4,583,048
                                                               -----------          -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                      3,691,681            6,319,909
  Shares issued to holders in reinvestment of dividends          4,084,512                    -
  Cost of shares redeemed                                       (6,673,010)          (5,118,587)
                                                               -----------          -----------
  Net increase in net assets from capital share
    transactions                                                 1,103,183            1,201,322
                                                               -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                      (237,101)                   -
  From net realized gains                                       (4,144,465)                   -
                                                               -----------          -----------
    Total distributions                                         (4,381,566)                   -
                                                               -----------          -----------

TOTAL INCREASE IN NET ASSETS                                     3,707,258            5,784,370
                                                               -----------          -----------

NET ASSETS:
  Beginning of period                                           40,762,770           34,978,400
                                                               -----------          -----------
  End of period (including undistributed net investment
    income of $322,123 and $237,101, respectively)             $44,470,028          $40,762,770
                                                               ===========          ===========

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                      259,266              449,404
  Shares issued to holders in reinvestment of dividends            290,920                    -
  Shares redeemed                                                 (459,131)            (368,944)
                                                               -----------          -----------
    Net increase                                                    91,055               80,460
                                                               ===========          ===========

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

                                                                  YEAR ENDED SEPTEMBER 30,
                                             -------------------------------------------------------------------
                                                2005          2004          2003          2002          2001
                                             -----------   -----------   -----------   -----------   -----------
PER SHARE DATA:

Net asset value, beginning of period         $     14.16   $     12.50   $      9.94   $     11.36   $     11.51
                                             -----------   -----------   -----------   -----------   -----------

Income from investment operations:
  Net investment income (loss)                      0.11          0.08        (0.03)          0.00(1)        0.02
  Net realized and unrealized gain (loss)
    on investments                                  2.28          1.58          2.59        (0.69)         (0.17)
                                             -----------   -----------   -----------   -----------   -----------
      Total from investment operations              2.39          1.66          2.56        (0.69)         (0.15)
                                             -----------   -----------   -----------   -----------   -----------

Less distributions:
  Dividends from net investment income             (0.08)            -             -        (0.01)             -
  Distributions from net capital gains             (1.49)            -             -        (0.72)             -
  Distributions from tax return of capital             -             -             -             -             -
                                             -----------   -----------   -----------   -----------   -----------
      Total distributions                          (1.57)            -             -        (0.73)             -
                                             -----------   -----------   -----------   -----------   -----------
  Net asset value, end of period             $     14.98   $     14.16   $     12.50   $      9.94   $     11.36
                                             ===========   ===========   ===========   ===========   ===========

TOTAL RETURN                                       17.64%        13.28%        25.76%       (7.58)%        (1.30)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                  $44,470,028   $40,762,700   $34,978,400   $25,663,273   $25,760,283
  Ratio of expenses to average net assets:
    Before expense reimbursement                    1.60%         1.67%         1.68%         1.64%         1.86%
    After expense reimbursement                     1.45%         1.45%         1.49%(2)        1.50%        1.50%

  Ratio of net investment income (loss) to
    average net assets:
      Before expense reimbursement                  0.59%         0.39%       (0.49)%       (0.29)%        (0.18)%
      After expense reimbursement                   0.74%         0.61%       (0.30)%       (0.15)%         0.12%

  Portfolio turnover rate                          32.69%        41.01%        39.60%        68.27%        80.05%

(1) Actual rate was (0.003).

(2) Expense cap was decreased to 1.45% on August 4, 2003.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------
                        COMMON STOCKS - 93.8%

                        ADVERTISING AGENCIES - 1.6%
          62,250        Interpublic Group
                        of Companies, Inc.*                       $      724,590
                                                                  --------------

                        AUTO MANUFACTURERS - 1.6%
          24,550        Honda Motor Co., Ltd. - ADR                      697,220
                                                                  --------------

                        AUTOMOTIVE SERVICES - 1.4%
          27,300        Adesa, Inc.                                      603,330
                                                                  --------------

                        BUSINESS SERVICES - 2.8%
          14,700        Automatic Data Processing, Inc.                  632,688
          27,600        MoneyGram International, Inc.                    599,196
                                                                  --------------
                                                                       1,231,884
                                                                  --------------

                        COMMUNICATIONS & MEDIA - 8.0%
          11,200        Discovery Holding Company - Class A*             161,728
          36,650        Emmis Communications Corp. - Class A*            809,599
          25,775        Entercom Communications Corp.*                   814,232
          29,625        Hearst-Argyle Television, Inc.                   761,066
          31,160        Vivendi Universal SA - ADR                     1,019,867
                                                                  --------------
                                                                       3,566,492
                                                                  --------------

                        COMPUTERS & SOFTWARE - 2.3%
          18,650        Affiliated Computer Services, Inc. -
                        Class A*                                       1,018,290
                                                                  --------------

                        ELECTRONIC COMPONENTS - 6.2%
          38,329        Agilent Technologies, Inc.*                    1,255,275
          69,098        AVX Corporation                                  880,308
          27,629        Intersil Corporation - Class A                   601,760
                                                                  --------------
                                                                       2,737,343
                                                                  --------------

                        ELECTRONICS - 2.2%
          43,650        Olympus Corporation - ADR                        968,589
                                                                  --------------
                        FINANCIAL SERVICES - 13.7%
          31,500        CIT Group, Inc.                                1,423,170
          31,450        Federated Investors, Inc.                      1,045,084
          36,101        Franklin Bank Corporation*                       583,031
          32,000        H&R Block, Inc.                                  767,360

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------

          47,950        Janus Capital Group, Inc.                        692,878
          59,360        NewAlliance Bancshares, Inc.                     869,030
          32,800        Sovereign Bancorp, Inc.                          722,912
                                                                  --------------
                                                                       6,103,465
                                                                  --------------

                        HEALTH CARE - 1.8%
          25,500        Apria Healthcare Group, Inc.*                    813,705
                                                                  --------------

                        INSURANCE - 7.8%
          10,100        CIGNA Corporation                              1,190,386
          39,728        Conseco, Inc.*                                   838,658
          15,142        MBIA, Inc.                                       917,908
          21,675        Montpelier Re Holdings Ltd. - f                  538,624
                                                                  --------------
                                                                       3,485,576
                                                                  --------------

                        MANUFACTURING/PRODUCTION - 11.4%
          32,550        Algoma Steel, Inc. - f                           642,049
          18,100        EMCOR Group, Inc.*                             1,073,330
          22,325        Lubrizol Corp.                                   967,342
          32,125        Tyco International Ltd.                          894,681
          28,000        Washington Group International, Inc.*          1,508,920
                                                                  --------------
                                                                       5,086,322
                                                                  --------------

                        MEDICAL - 1.2%
          13,250        Baxter International, Inc.                       528,277
                                                                  --------------

                        MINING - 2.7%
          23,350        James River Coal Co.*                          1,178,475
                                                                  --------------

                        PHARMACEUTICALS - 1.5%
          25,328        Merck & Co. Inc.                                 689,175
                                                                  --------------

                        REAL ESTATE INVESTMENT TRUSTS - 4.2%
          58,190        American Financial Realty Trust                  826,298
          49,940        Crescent Real Estate Equities Company          1,024,269
                                                                  --------------
                                                                       1,850,567
                                                                  --------------

                        RETAIL - 2.9%
          37,500        Dillard's Inc. - Class A                         783,000
          23,800        Dollar Tree Stores, Inc.*                        515,270
                                                                  --------------
                                                                       1,298,270
                                                                  --------------

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
 8

                       (KIRR MARBACH PARTNERS VALUE FUND)

                               SEPTEMBER 30, 2005

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------

                        TELECOMMUNICATIONS - 8.2%
          15,450        ALLTEL Corporation                             1,005,949
          74,800        Citizens Communications Company                1,013,540
         112,000        Liberty Media Corporation - Class A *            901,600
           9,600        Telephone & Data Systems, Inc.                   374,400
           9,600        Telephone & Data Systems, Inc. - Special
                        Shares #                                         360,480
                                                                  --------------
                                                                       3,655,969
                                                                  --------------

                        TELECOMMUNICATIONS EQUIPMENT - 1.4%
          55,225        Andrew Corporation *                             615,759
                                                                  --------------

                        TRANSPORTATION - 4.3%
          26,125        Atlas Air Worldwide Holdings, Inc. *             854,287
          24,800        Canadian Pacific Railway Limited - f           1,065,408
                                                                  --------------
                                                                       1,919,695
                                                                  --------------
                        TRAVEL & RECREATION - 4.7%
          17,275        Carnival Corporation - f                         863,405
          55,000        Hilton Hotels Corporation                      1,227,600
                                                                  --------------
                                                                       2,091,005
                                                                  --------------
                        UTILITIES - 1.9%
          18,425        ALLETE, Inc.                                     844,049
                                                                  --------------
                        Total Common Stocks (Cost $33,035,406)    $   41,708,047
                                                                  --------------

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------

                        INVESTMENT COMPANIES - 0.8%

                        CLOSED-END INVESTMENT COMPANIES - 0.8%
          10,862        Tortoise Energy Infrastructure Corp.             343,239
                                                                  --------------
                        Total Investment Companies (Cost
                        $271,550)                                 $      343,239
                                                                  --------------
   PRINCIPAL
     AMOUNT
---------------------
                        SHORT TERM INVESTMENTS - 5.4%

                        VARIABLE RATE DEMAND NOTES** - 5.4%
         730,430        American Family Demand Note, 3.44%        $      730,430
       1,689,144        Wisconsin Corporate Central Credit
                        Union, 3.51%                                   1,689,144
                                                                  --------------
                                                                       2,419,574
                                                                  --------------
                        Total Short-term Investments (Cost
                        $2,419,574)                               $    2,419,574
                                                                  --------------

                        Total Investments (Cost $35,726,530) -
                        100.0%                                    $   44,470,860

                        Liabilities in Excess of Other Assets -
                        0.0%                                               (832)
                                                                  --------------
                        TOTAL NET ASSETS - 100.0%                 $   44,470,028
                                                                  ==============

          * - Non-income producing security.
         ** - Variable rate security as of September 30, 2005.
        ADR - American Depository Receipt.
           f - Foreign security.
           # - Special Common Shares issued through a stock dividend on May 13,
               2005.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                       ALLOCATION OF PORTFOLIO NET ASSETS
                               SEPTEMBER 30, 2005

(CHART)

                                        BUSINESS
                         AUTOMOTIVE         &         CLOSED-
                             &          FINANCIAL       END
ADVERTISING            TRANSPORTATION   SERVICES    INVESTMENTS   COMMUNICATIONS   ELECTRONICS   MEDICAL    INSURANCE
-----------            --------------   ---------   -----------   --------------   -----------   -------    ---------
1.6                           7.3         16.5          0.8            17.6           10.6         4.6         7.8

                                                                                                    CASH
                                                                          TRAVEL                     AND
                                                    REAL                    &                       CASH
                       MANUFACTURING/PRODUCTION    ESTATE     RETAIL    RECREATION   UTILITIES   EQUIVALENTS
                       ------------------------    ------     ------    ----------   ---------   -----------
                                 14.1               4.2        2.9          4.7         1.9          5.4

--------------------------------------------------------------------------------
 10

                       (KIRR MARBACH PARTNERS VALUE FUND)

                       NOTES TO THE FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2005

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Kirr, Marbach Partners Funds, Inc. (the "Corporation") was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is the Kirr, Marbach Partners Value Fund (the "Fund"). The investment objective of the Fund is to seek long-term capital growth. The Fund commenced operations on December 31, 1998.

The following is a summary of significant accounting policies consistently followed by the Fund.

  a) Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors of the Corporation. Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

  b) Federal Income Taxes - A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

  c) Income and Expenses - The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.

  d) Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. All short-term capital gains are included in ordinary income for tax purposes.

  e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  f) Repurchase Agreements - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                               SEPTEMBER 30, 2005

  g) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.
  h) Reclassification of Capital Accounts - The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended September 30, 2005, the Fund increased accumulated undistributed net realized gain on investments by $188,106 and decreased undistributed net investment income by $188,106. These reclassifications were due to REIT distributions and return of capital dividends on securities.

2.  INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments by the fund: for the six months ended September 30, 2005, were as follows:

                        PURCHASES       SALES
U.S. Government        $         -   $         -
Other                  $12,779,474   $13,286,855

At September 30, 2005, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments(a)         $35,685,267
                               -----------
Gross unrealized
  appreciation                   9,668,086
Gross unrealized
  depreciation                    (882,493)
                               -----------
Net unrealized appreciation    $ 8,785,593
                               ===========
Undistributed ordinary
  income                           933,848
Undistributed long-term
  capital gain                   1,338,742
                               -----------
Total distributable earnings   $ 2,272,590
                               ===========
Other accumulated
  gains/losses                 $         -
                               -----------
Total accumulated
  earnings/(losses)            $11,058,183
                               ===========

(a) At September 30, 2005, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due primarily to timing differences in recognizing certain gains and losses in security transactions.

At September 30, 2005 the Fund did not have any accumulated net realized capital loss carryovers nor did it have any post-October losses deferred at September 30, 2005.

The tax character of distributions paid during the years ended September 30, 2005 and 2004 were as follows:

                           2005      2004
Ordinary income         $  320,064   $ -
Long-term capital
  gains                 $4,061,502   $ -

3.  AGREEMENTS
The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the "Investment Adviser"). Pursuant to its
Advisory Agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

On May 19, 2003, the Board of Directors of the Fund approved an amendment to the Expense

--------------------------------------------------------------------------------
 12

                       (KIRR MARBACH PARTNERS VALUE FUND)

                               SEPTEMBER 30, 2005

Cap/Reimbursement Agreement with the Investment Adviser to reduce the expense cap from 1.50% to 1.45%. This adjustment came into effect on August 4, 2003. Consequently, the Investment Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total annual operating expenses do not exceed 1.45% of its average daily net assets until February 28, 2007. Accordingly, for the year ended September 30, 2005, the Investment Adviser waived advisory fees to reimburse the Fund for other expenses in the amount of $66,602. The Investment Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after February 28, 2007. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.45%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/ reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

YEAR OF EXPIRATION  AMOUNT
    9/30/2006       $58,394
    9/30/2007       $86,944
    9/30/2008       $66,602

As of September 30, 2005, it was possible, but not probable, those amounts would be recovered by the Investment Adviser. At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC, (the "Distributor") serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes the Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provide shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the year ended September 30, 2005, the Fund incurred expenses of $17,782 pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

4.  RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
On May 16, 2005, a Special Meeting of Shareholders of the Kirr, Marbach Partners Funds, Inc. (the "Fund") was held at 621 Washington Street, Columbus, Indiana, 47201. As of March 31, 2005, the record date, outstanding shares of the Fund were 3,032,431. Holders of 2,098,637 shares of the Fund were present at the meeting in person or by proxy, being the holders of a majority of the outstanding shares of the Fund and thus constituting a quorum.

The shareholders approved a new Investment Advisory Agreement (the "Agreement") by and between Kirr, Marbach Partners Funds, Inc. (the "Company") on behalf of the Fund, and Kirr, Marbach & Company, LLC (the "Adviser"), under

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                               SEPTEMBER 30, 2005

which the Adviser will continue to act as investment adviser with respect to the Fund.

The following table provides information concerning the matter voted on at the meeting:

    I. Approval of new Agreement between the Adviser and the Fund.

                                         BROKER
                            WITHHOLD/     NON-
         FOR      AGAINST    ABSTAIN     VOTES
         ---      -------   ---------   --------
      2,081,914      0       16,723        0

--------------------------------------------------------------------------------
 14

                       (KIRR MARBACH PARTNERS VALUE FUND)

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE SHAREHOLDERS AND BOARD OF DIRECTORS
KIRR, MARBACH PARTNERS FUNDS, INC.

We have audited the accompanying statement of assets and liabilities of the Kirr, Marbach Partners Value Fund (the "Fund", a series of Kirr, Marbach Partners Funds, Inc.), including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
November 16, 2005

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                                                 TERM OF OFFICE     PRINCIPAL OCCUPATION         OTHER
   NAME, ADDRESS           POSITION WITH         AND LENGTH OF           DURING PAST         DIRECTORSHIPS
      AND AGE             THE CORPORATION         TIME SERVED            FIVE YEARS              HELD
----------------------------------------------------------------------------------------------------------
                                           INTERESTED DIRECTORS
Mark D. Foster*       Director                  Indefinite term   Chief Investment             None
Born 1958             Chairman and              since 1998        Officer, Kirr, Marbach &
                      President                                   Company, LLC
----------------------------------------------------------------------------------------------------------
Mickey Kim*           Chief Compliance          Indefinite term   Chief Operating              None
Born 1958             Officer, Director,        since 1998        Officer, Kirr, Marbach &
                      Vice President,                             Company, LLC
                      Secretary and Treasurer
----------------------------------------------------------------------------------------------------------
                                         DIS-INTERESTED DIRECTORS
Jeffrey N. Brown*     Director                  Indefinite term   President, Home News         None
Born 1959                                       since 1998        Enterprises
----------------------------------------------------------------------------------------------------------
Mark E. Chesnut*      Director                  Indefinite term   Retired, Formerly            None
Born 1947                                       since 1998        Vice-President, Cummins
                                                                  Engine Company
----------------------------------------------------------------------------------------------------------
John F. Dorenbusch*   Director                  Indefinite term   Retired, Formerly            None
Born 1938                                       since 1998        President,
                                                                  Irwin Management Company
                                                                  and Tipton Lakes Company
----------------------------------------------------------------------------------------------------------

* The address for all directors is Kirr, Marbach & Company, LLC, 621 Washington Street, Columbus, Indiana 47202

--------------------------------------------------------------------------------
 16

                                   DIRECTORS
                              Mark D. Foster, CFA
                                Mickey Kim, CFA
                                Jeffrey N. Brown
                                Mark E. Chesnut
                               John F. Dorenbusch

                               PRINCIPAL OFFICERS
                         Mark D. Foster, CFA, President
            Mickey Kim, CFA, Vice President, Treasurer and Secretary

                               INVESTMENT ADVISER
                          Kirr, Marbach & Company, LLC
                             621 Washington Street
                            Columbus, Indiana 47202

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                          DIVIDEND - DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  Third Floor
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                              303 E. Wacker Drive
                            Chicago, Illinois 60601

                                 LEGAL COUNSEL
                              Kirkland & Ellis LLP
                              200 E. Randolph Dr.
                            Chicago, Illinois 60601

         This report should be accompanied or preceded by a prospectus.

 The Fund's Statement of Additional Information contains additional information about the Fund's directors and is available without charge upon request by calling: 1-800-808-9444.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-800-808-9444. A description of the Fund's proxy voting policies and procedures is available on the Fund's website, www.kmpartnersfunds.com, or on the SEC's website, at www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available without charge upon request by calling 1-800-808-9444 or on the SEC's website, at
                                  www.sec.gov.

(ANNUAL REPORT GRAPHIC)

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has made the following substantive amendments to its code of ethics during the last annual period:

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's code of ethics that applies to the registrant's principal executive officer and principal financial officer is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

==========================================================================
                                 FYE  09/30/2005         FYE  09/30/2004
--------------------------------------------------------------------------
Audit Fees                          $20,000                  $13,000
Audit-Related Fees
Tax Fees                            $ 2,150                  $ 2,150
All Other Fees
==========================================================================

The registrant's Audit Committee Charter provides that the Audit Committee of the registrant approve, prior to the engagement of the independent public accountants, (a) all audit and permissible non-audit services to be provided to the registrant and (b) all permissible non-audit services to be provided by the registrant's independent public accountants to Kirr, Marbach & Company, LLC (the "Adviser") or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

The following table indicates the non-audit fees billed by the registrant's independent public accountants for services to the registrant and to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant for each of the past two fiscal years. The Audit Committee noted that, as indicated in the table below, no fees were billed by the registrant's independent public accountants to the Adviser or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant.

==========================================================================

Non-Audit Related Fees                FYE 09/30/2005       FYE 09/30/2004
--------------------------------------------------------------------------
Registrant                                  $0                   $0
Registrant's Investment Adviser             $0                   $0
==========================================================================

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         (Registrant)  Kirr, Marbach Partners Funds, Inc.
                       --------------------------------------------------------

         By (Signature and Title)* /s/ Mark Foster
                                   ---------------------------------------------
                                   Mr. Mark Foster, President

         Date     December 9, 2005
                ----------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ Mark Foster
                                    --------------------------------------------
                                    Mr. Mark Foster, President

         Date     December 9, 2005
                ----------------------------------------------

         By (Signature and Title)*  /s/ Mickey Kim
                                   ---------------------------------------------
                                   Mr. Mickey Kim, Treasurer

         Date     December 9, 2005
                ----------------------------------------------

* Print the name and title of each signing officer under his or her signature.